SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2020 Sit Dividend Growth Fund Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 99.0%
Commercial Services - 0.9%
S&P Global, Inc.	6,725	1,647,961

Communications - 4.2%
American Tower Corp.	11,575	2,520,456
Verizon Communications, Inc.	97,525	5,240,018

		7,760,474

Consumer Durables - 0.6%
Activision Blizzard, Inc.	19,400	1,153,912

Consumer Non-Durables - 9.0%
Coca-Cola Co.	58,300	2,579,775
Conagra Brands, Inc.	58,875	1,727,392
Mondelez International, Inc.	49,050	2,456,424
NIKE, Inc.	14,975	1,239,032
PepsiCo, Inc.	33,575	4,032,358
Procter & Gamble Co.	29,200	3,212,000
Tyson Foods, Inc.	23,125	1,338,244

		16,585,225

Consumer Services - 4.3%
McDonald’s Corp.	14,950	2,471,982
Starbucks Corp.	8,100	532,494
Visa, Inc.	20,125	3,242,540
Walt Disney Co.	17,250	1,666,350

		7,913,366

Electronic Technology - 13.4%
Apple, Inc.	31,225	7,940,205
Applied Materials, Inc.	76,600	3,509,812
Broadcom, Inc.	17,200	4,078,120
Garmin, Ltd.	25,800	1,933,968
Intel Corp.	64,125	3,470,445
Qualcomm, Inc.	17,100	1,156,815
Skyworks Solutions, Inc.	29,425	2,630,006

		24,719,371

Energy Minerals - 2.1%
ConocoPhillips	44,600	1,373,680
Suncor Energy, Inc.	75,300	1,189,740
Valero Energy Corp.	29,875	1,355,130

		3,918,550

Finance - 13.6%
Allstate Corp.	19,150	1,756,630
Ameriprise Financial, Inc.	21,350	2,187,948
Aon, PLC	13,200	2,178,528
BlackRock, Inc.	3,150	1,385,906

Name of Issuer	Quantity	Fair Value ($)

Camden Property Trust	23,125	1,832,425
Chubb, Ltd.	20,000	2,233,800
Everest Re Group, Ltd.	9,025	1,736,590
Goldman Sachs Group, Inc.	3,375	521,741
Hartford Financial Services Group, Inc.	40,825	1,438,673
JPMorgan Chase & Co.	25,025	2,253,001
Morgan Stanley	18,750	637,500
New York Community Bancorp, Inc.	102,850	965,762
Physicians Realty Trust	144,350	2,012,239
Realty Income Corp.	14,725	734,188
T Rowe Price Group, Inc.	18,575	1,813,849
Truist Financial Corp.	46,600	1,437,144

		25,125,924

Health Services - 2.9%
Quest Diagnostics, Inc.	24,150	1,939,245
UnitedHealth Group, Inc.	13,450	3,354,161

		5,293,406

Health Technology - 15.3%
Abbott Laboratories	43,375	3,422,721
Agilent Technologies, Inc.	13,925	997,309
Amgen, Inc.	12,550	2,544,262
AstraZeneca, PLC, ADR	54,100	2,416,106
Becton Dickinson and Co.	8,325	1,912,835
Johnson & Johnson	42,725	5,602,529
Medtronic, PLC	40,600	3,661,308
Merck & Co., Inc.	50,975	3,922,016
Sanofi, ADR	41,900	1,831,868
Zimmer Biomet Holdings, Inc.	20,650	2,087,302

		28,398,256

Industrial Services - 1.8%
Jacobs Engineering Group, Inc.	18,550	1,470,458
TC Energy Corp.	41,600	1,842,880

		3,313,338

Process Industries - 1.3%
Air Products & Chemicals, Inc.	11,835	2,362,384

Producer Manufacturing - 7.6%
Dover Corp.	25,675	2,155,160
Eaton Corp., PLC	32,975	2,561,828
Honeywell International, Inc.	16,700	2,234,293
Lockheed Martin Corp.	7,350	2,491,282
Motorola Solutions, Inc.	11,775	1,565,133
Raytheon Co.	8,925	1,170,514
United Technologies Corp.	19,600	1,848,868

		14,027,078

MARCH 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2020 Sit Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Retail Trade - 6.0%
CVS Health Corp.	30,500	1,809,565
Home Depot, Inc.	21,725	4,056,275
Target Corp.	28,850	2,682,184
TJX Cos., Inc.	52,575	2,513,611

		11,061,635

Technology Services - 9.6%
Accenture, PLC	16,200	2,644,812
Alphabet, Inc. - Class A *	1,430	1,661,589
Intuit, Inc.	6,050	1,391,500
Microsoft Corp.	69,500	10,960,845
Oracle Corp.	22,375	1,081,384

		17,740,130

Transportation - 2.0%
FedEx Corp.	5,625	682,088
Union Pacific Corp.	21,525	3,035,886

		3,717,974

Name of Issuer	Quantity	Fair Value ($)

Utilities - 4.4%
American Electric Power Co., Inc.	5,975	477,880
Dominion Resources, Inc.	13,825	998,027
Entergy Corp.	18,925	1,778,382
FirstEnergy Corp.	60,575	2,427,240
NextEra Energy, Inc.	10,525	2,532,526

		8,214,055

Total Common Stocks (cost: $181,757,044)		182,953,039

Short-Term Securities - 1.1%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.30%	2,138,271	2,138,271

(cost: $2,138,271)
Total Investments in Securities - 100.1% (cost: $183,895,315)		185,091,310
Other Assets and Liabilities, net - (0.1%)		(238,120)

Total Net Assets - 100.0%		$184,853,190

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2020 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	182,953,039	—	—	182,953,039
Short-Term Securities	2,138,271	—	—	2,138,271

Total:	185,091,310	—	—	185,091,310

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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